Warrants (Details) - shares	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants [Abstract]
Warrants description	Redemption of Warrants — Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:• in whole and not in part;• at a price of $0.01 per Public Warrant;• upon a minimum of 30 days’ prior written notice of redemption, or the 30-day redemption period to each warrant holder; and• if, and only if, the last reported sale price of the Common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganization, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the Warrants become exercisable and ending on the third trading day prior to the date on which the Company sends the notice of redemption to warrant holders.	Redemption of Warrants — Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:• in whole and not in part;• at a price of $0.01 per Public Warrant;• upon a minimum of 30 days’ prior written notice of redemption, or the 30-day redemption period to each warrant holder; and• if, and only if, the last reported sale price of the Common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganization, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the Warrants become exercisable and ending on the third trading day prior to the date on which the Company sends the notice of redemption to warrant holders.
Warrants issued	10,502,500	10,502,500
Public warrants	5,350,000	5,350,000
Private placement warrants	5,152,500	5,152,500